Related party transactions (Details) - Bio Connection [Member] - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Purchase of good			£ 296
Amounts owed by related parties